Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP, 401(K) Plan
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to the Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$884,532,938	$799,328,171
Participant contributions earned; received in subsequent year	(1,906,203)	(1,706,344)
Deemed distribution	(49,726)	—
Net assets available for benefits per Form 5500	$882,577,009	$797,621,827
The following is a reconciliation of net increase in net assets available for benefits per the financial statements for the year ended December 31, 2025 to the Form 5500:

2025
Net increase in net assets available for benefits per the financial statements	$85,204,767
Net change in employee contribution receivable	(199,859)
Net change in deemed distribution	(49,726)
Net gain per the Form 5500	$84,955,182